Cash And Cash Equivalents (Schedule of cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Balance in USD	$ 3,762	$ 7,169
Balance in other currencies	1,037	1,986
Cash and cash equivalents	$ 4,799	$ 9,155	$ 11,866	$ 33,895